Equity - (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Equity [abstract]
Balance			$ 17,092
Revaluation of warrants accounted at fair value	$ 6,647	$ 1,927	2,377	$ 8,007	$ 10,704
Balance	18,992	14,902	18,992	14,902	17,092
Black And Scholes Model [Member]
Equity [abstract]
Balance			17,092	7,296	7,296
Exercise of warrants			(477)	(401)	(908)
Revaluation of warrants accounted at fair value			2,377	8,007	10,704
Balance	$ 18,992	$ 14,902	$ 18,992	$ 14,902	$ 17,092